Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 120,262	£ 121,576
Total	124,639	126,581
Guarantees
Contingent liabilities and commitments
Estimated net exposure	2,846	3,150
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 1,531	£ 1,855